COMMON AND PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
COMMON AND PREFERRED STOCK
COMMON AND PREFERRED STOCK

Common and Preferred Stock Repurchase Activity

In November 2016, the Board approved two share repurchase programs (collectively, the "November 2016 Repurchase Program"), pursuant to which AdCare was authorized to repurchase up to 1.0 million shares of the common stock and 100,000 shares of the Series A Preferred Stock during a twelve-month period. The November 2016 Repurchase Program succeeded the repurchase program announced on November 12, 2015 (the “November 2015 Repurchase Program”), which terminated in accordance with its terms. Share repurchases under the November 2016 Repurchase Programs could be made from time to time through open market transactions, block trades or privately negotiated transactions and were subject to market conditions, as well as corporate, regulatory and other considerations. The Company could suspend or continue the November 2016 Repurchase Program at any time and had no obligation to repurchase any amount of the common stock or the Series A Preferred Stock under such program. The November 2016 Repurchase Program was suspended in February 2017.

During the quarter ended March 31, 2016, the Company repurchased 150,000 shares of common stock pursuant to the November 2015 Repurchase Program for $0.3 million at an average purchase price of approximately $2.05 per share, exclusive of commissions and related fees. Pursuant to the November 2015 Repurchase Program, the Company was authorized to repurchase up to 500,000 shares of its outstanding common stock during a twelve-month period.

During the quarter ended March 31, 2017, the Company made no repurchases of the Series A Preferred Stock and repurchased 118,199 shares of the common stock for $0.2 million at an average price of $1.54 per share, exclusive of commissions and related fees.

Preferred Stock Offerings and Dividends

Dividends declared and paid on shares of the Series A Preferred Stock were $0.68 per share, or $1.9 million and $1.8 million for the three months ended March 31, 2017 and 2016, respectively. No additional shares of the Series A Preferred Stock were issued under the Company’s At Market Issuance Sales Agreement (the “ATM”) during the quarter ended March 31, 2017. As of March 31, 2017, the Company had 2,761,535 shares of the Series A Preferred Stock issued and outstanding.

Holders of the Series A Preferred Stock generally have no voting rights but have limited voting rights under certain circumstances. The Company may not redeem the Series A Preferred Stock before December 1, 2017, except the Company is required to redeem the Series A Preferred Stock following a "Change of Control," as defined in the Company's Articles of Incorporation. On and after December 1, 2017, the Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the redemption date.

The change-in-control provision requires the Series A Preferred Stock to be classified as temporary equity because, although deemed a remote possibility, a purchaser could acquire a majority of the voting power of the outstanding common stock without Company approval, thereby triggering redemption. FASB ASC Topic 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities, requires classification outside of permanent equity for redeemable instruments for which the redemption triggers are outside of the issuer's control. The assessment of whether the redemption of an equity security could occur outside of the issuer's control is required to be made without regard to the probability of the event or events that may result in the instrument becoming redeemable.

For historical information regarding the Series A Preferred Stock, the ATM and prior share repurchase programs, see Part II, Item 8, Notes to Consolidated Financial Statements, Note 12 - Common and Preferred Stock included in the Annual Report.

COMMON AND PREFERRED STOCK
Preferred Stock
The liquidation preference of the Series A Preferred Stock is $25.00 per share. Cumulative dividends accrue and are paid in the amount of $2.72 per share each year, which is equivalent to 10.875% of the $25.00 liquidation preference per share. The dividend rate may increase under certain circumstances.
Holders of the Series A Preferred Stock generally have no voting rights but have limited voting rights under certain circumstances. The Company may not redeem the Series A Preferred Stock before December 1, 2017, except the Company is required to redeem the Series A Preferred Stock following a "Change of Control," as defined in the Company's Articles of Incorporation. On and after December 1, 2017, the Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the redemption date.
The change-of-control provision requires the Series A Preferred Stock to be classified as temporary equity because, although deemed a remote possibility, a purchaser could acquire a majority of the voting power of the outstanding common stock without company approval, thereby triggering redemption. FASB ASC Topic 480-10-S99-3A, "SEC Staff Announcement: Classification and Measurement of Redeemable Securities", requires classification outside of permanent equity for redeemable instruments for which the redemption triggers are outside of the issuer's control. The assessment of whether the redemption of an equity security could occur outside of the issuer's control is required to be made without regard to the probability of the event or events that may result in the instrument becoming redeemable.
Preferred Stock Activity
The following table summarizes the shares of Series A Preferred Stock activity for the Company and net proceeds received and expenses from issuance and repurchases of Series A Preferred Stock for the years ended December 31, 2016 and 2015:

	Shares Issued & Outstanding	Net Proceeds from Issuance (in 000's)
Balances, January 1, 2015	950,000	$20,392

Issuance of Preferred Stock:
April 13, 2015 offering (1)	575,000	13,481
June 2, 2015 offering (2)	588,235	14,105
ATM offering (3)	313,695	6,736

Balances, December 31, 2015	2,426,930	$54,714

ATM Issuance of Preferred Stock for the three months ended: (4)
March 31, 2016	186,905	3,677
June 30, 2016	43,204	870
September 30, 2016	106,796	2,233
December 31, 2016	—	—

Repurchases of Preferred Stock for the three months ended:
December 31, 2016 (5)	(2,300)	(48)

Balances, December 31, 2016	2,761,535	$61,446

(1)
On April 13, 2015 the Company issued and sold 575,000 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.75 per share. In connection therewith, the Company received net proceeds of approximately $13.5 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(2)
On June 2, 2015, the Company issued and sold 588,235 shares of Series A Preferred Stock in a “best efforts” registered public offering for a public offering price of $25.50 per share. In connection therewith, the Company received net proceeds of approximately $14.1 million, after payment of underwriting commissions and discounts and all other offering expenses incurred by the Company.

(3)
On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements with agents, pursuant to which the Company may offer and sell, from time to time, up to 800,000 shares of Series A Preferred Stock. For the year ended December 31, 2015, the Company sold 313,695 shares of Series A Preferred Stock under its ATM at an average sale price of $22.11 per share. In connection therewith, the Company received net proceeds of approximately $6.7 million, after payment of sales commissions and discounts and all other expenses incurred by the Company.

(4)
For the year ended December 31, 2016, the Company sold 336,905 shares of Series A Preferred Stock under its ATM at an average sale price of $20.06 per share. In connection therewith, the Company received net proceeds of approximately $6.8 million, after payment of sales commissions and discounts and all other expenses incurred by the Company.

(5)
On November 17, 2016, the Company bought 2,300 shares of Series A Preferred Stock pursuant to the November 2016 Repurchase Program at an average sale price of $20.97 per share, excluding commissions. In connection therewith, the Company's net disbursement was approximately $48 thousand after payment of sales commissions.

Dividends

The following table summarizes the common stock and preferred stock dividends paid by the Company for the years ended December 31, 2016 and 2015:

	Date of Payment	Dividends Paid (in 000's)	Dividends Per Share
Common Stock Dividends: *
	4/30/2015	$990	$0.050
	7/31/2015	1,093	0.055
	10/31/2015	1,193	0.060
For the year ended December 31, 2015		$3,276	$0.165

Preferred Stock Dividends:
	3/31/2015	$646	$0.68
	6/30/2015	1,437	0.68
	9/30/2015	1,498	0.68
	12/31/2015	1,627	0.68
For the year ended December 31, 2015		$5,208	$2.72

	3/31/2016	$1,777	$0.68
	6/30/2016	1,801	0.68
	9/30/2016	1,879	0.68
	12/31/2016	1,878	0.68
For the year ended December 31, 2016		$7,335	$2.72
* There we no dividends paid on the common stock during the twelve months ended December 31, 2016.

Share Repurchase Programs

On November 10, 2016, the Board approved the November 2016 Repurchase Program, pursuant to which the Company is authorized to repurchase up to 1.0 million shares of the common stock and 100,000 shares of the Series A Preferred Stock during a twelve-month period. The November 2016 Repurchase Program succeeded the November 2015 Repurchase Program announced on November 12, 2015, which terminated in accordance with its terms. Share repurchases under the November 2016 Repurchase Programs may be made from time to time through open market transactions, block trades or privately negotiated transactions and are subject to market conditions, as well as corporate, regulatory and other considerations. The November 2016 Repurchase Program may be suspended or discontinued at any time, and the Company has no obligation to repurchase any amount of the common stock or the Series A Preferred Stock under such program. The November 2016 Repurchase Program was suspended in February 2017.

November 2016 Repurchase Program - In the twelve months ended December 31, 2016, the Company repurchased (i) 133,316 shares of common stock at an average purchase price of approximately $1.54 per share, exclusive of commissions and related fees for a net disbursement of approximately $0.3 million, and (ii) 2,300 shares of Series A Preferred stock at an average purchase price of approximately $20.97 per share, exclusive of commissions and related fees for a net disbursement of approximately $48,000.

November 2015 Repurchase Program - In the twelve months ended December 31, 2016, the Company repurchased 150,000 shares of common stock at an average purchase price of approximately $2.05 per share, exclusive of commissions and related fees, for a net disbursement of approximately $0.2 million. Pursuant to the November 2015 Repurchase Program, the Company was authorized to repurchase up to 500,000 shares of its outstanding common stock during a twelve-month period. The November 2015 Repurchase Program expired in accordance with its terms upon completion of such twelve-month period on November 12, 2016.